Cover Page	12 Months Ended
Mar. 31, 2026 shares
Document Information [Line Items]
Document Type	20-F
Entity Registrant Name	Charming Medical Limited
Amendment Flag	false
Entity Central Index Key	0002035992
Document Period End Date	Mar. 31, 2026
Current Fiscal Year End Date	--03-31
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-42907
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Units 1803-1806
Entity Address, Address Line Two	18/F, Hang Lung Centre
Entity Address, Address Line Three	2-20 Paterson Street,
Entity Address, City or Town	Causeway Bay
Entity Address, Country	HK
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	true
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Entity Ex Transition Period	false
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	MCTA
Security Exchange Name	NASDAQ
Entity Shell Company	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Entity Address, Postal Zip Code	00000
Business Contact
Document Information [Line Items]
Contact Personnel Name	Kit Wong
Entity Address, Address Line One	Units 1803-1806,
Entity Address, Address Line Two	18/F, Hang Lung Centre
Entity Address, Address Line Three	2-20 Paterson Street,
Entity Address, City or Town	Causeway Bay
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	+852
Local Phone Number	2116 1492
Class A Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	15,178,000
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	2,000,000